As filed with the Securities and Exchange Commission on October 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2011 – August 31, 2012

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report

August 31, 2012

Dividend Plus+ Income Fund

Managed By MAI Wealth Advisors, LLC

TABLE OF CONTENTS

A Message to Our Shareholders	1
Performance Chart and Analysis (Unaudited)	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	18
Additional Information (Unaudited)	19

IMPORTANT INFORMATION

The views expressed in this report are those of the Dividend Plus+ Income Fund’s (the “Fund”) managers as of August 31, 2012, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the price exceeds the exercise price before expiration date. Selling put options risk is that the Fund will incur a loss from the sale of the option and the security’s current market value if selling put options of an underlying security at a market price below the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective; possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus.

A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income.

DIVIDEND PLUS+ INCOME FUND A MESSAGE TO OUR SHAREHOLDERS AUGUST 31, 2012

Dear Shareholder,

Over the past fiscal year ended August 31, 2012, the Dividend Plus+ Income Fund’s (the “Fund”) Institutional class returned 10.71%. Over the same period, the S&P 500® Index (the “S&P 500”) rose 18.00% to stand less than 10% below its all time high in March 2000. During the Fund’s fiscal year, the yield for 10 year bonds issued by the U.S. Treasury fell from 2.23% to 1.56%.

Investors are in a quandary with both equity market and treasury prices near all time highs. For example, inflation would have to remain abnormally low for most bond holders to achieve a real rate of return. Efforts by investors to hedge the risk of inflation through gold or commodities present their own risks: volatility of capital flow, currency movements, underlying demand, etc.

We believe this context explains why the Dividend Plus+ strategy has attracted additional attention from investors. The Fund invests about 50% in a proprietary portfolio of companies that we believe have demonstrated the ability and commitment to pay growing dividends. The multiple sources of return that we describe in our Prospectus partially decouple the Fund's performance from the equity market, providing an alternative investment opportunity.

Although underperforming the S&P 500, the Fund achieved its annual targets. We are pleased that our disciplined approach has produced a significant and steady return with less than 50% of the volatility of the S&P 500. The first component of the Fund’s return is the income or premium the Fund seeks from writing option contracts. This component could be considered the main differentiator of the Dividend Plus+ Income Fund compared to traditional long only equity funds. The Fund typically sells put options at strike prices 10% below current prices and at a duration of less than nine weeks. Additionally, out-of-the-money covered calls are written on the equity holdings. The calls are generally sold at approximately 7% out-of-the-money and expire within a nine week period. For the fiscal year, the Fund achieved its annual target of 3.50% - 5.00% of contribution to return from option premium.

Secondly, stock appreciation (or depreciation) contributes to Fund performance. We strive to select the stocks that we believe offer the best risk adjusted total return potential. Third, the Fund seeks cash flows from its equity investments in the form of dividends by investing in companies that have demonstrated a commitment to paying a growing dividend. For the fiscal year, the Fund achieved its annual target of 1.50% - 2.00% of contribution to return from dividends. Lastly, the Fund collects interest income from its cash collateral, a source of return that will increase if rates move higher. For the fiscal year, interest income did not make a significant contribution to performance; the Fund has no target for interest contribution.

We actively manage our risk profile. We maintain a diverse portfolio in an effort to reduce the impact of any one stock materially impacting the portfolio. Furthermore, unlike some alternative investment strategies, we do not attempt to use leverage to enhance returns. Overall market exposure and the spread to strike-price on the options contracts are tempered by macro, market related, and stock specific factors.

Over various market cycles, we believe our strategy will compare well to equity markets; however, we believe it will behave as a lower volatility alternative. We thank you for your contribution to our success and we believe the Fund will continue to attract additional shareholders that share our mindset.

Sincerely,

Seth E. Shalov	Arthur G. Merriman III, CFA	Walter J. Henry	Richard J. Buoncore

1

DIVIDEND PLUS+ INCOME FUND A MESSAGE TO OUR SHAREHOLDERS AUGUST 31, 2012

Performance over other periods is noted in the table below:

	Calendar Year 2010	Calendar Year 2011	Calendar Year to Date3	One Year3	Since Inception3 (Annualized)
Institutional Shares (MAIPX)(1)	3.07%	5.45%	5.35%	10.71%	7.24%
S&P 500 (since 09/23/10)	12.40%	2.11%	13.51%	18.00%	14.63%
Investor Shares (DIVPX)(2)	1.10%	5.15%	5.16%	10.35%	6.60%
S&P 500 (since 12/02/10)	3.09%	2.11%	13.51%	18.00%	10.74%
1The Institutional Share Class (MAIPX) commenced operations on 09/23/10.
2The Investor Share Class (DIVPX) commenced operations on 12/02/10.
3For the period ended 08/31/12.

Past performance is not indicative of future results. Periods greater than one year are annualized. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For the most recent month-end performance, please call 1-877-414-7884. As stated in the current prospectus, the Institutional and Investor Class Share’s annual operating expense ratio (gross) are 2.54% and 3.21%, respectively. The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total operating expenses to 0.99% and 1.24%, respectively, until January 1, 2014 per Board approval (prospectus to be updated early 2013). Otherwise, performance displayed would have been lower.

2

DIVIDEND PLUS+ INCOME FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) AUGUST 31, 2012

The following chart reflects the change in the value of a hypothetical $50,000 investment in Institutional Shares, including reinvested dividends and distributions, in the Dividend Plus+ Income Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total return of the S&P 500 includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the S&P 500 does not include expenses. The Fund is professionally managed while the S&P 500 is unmanaged and is not available for investment.

Average Annual Total Returns Periods Ended August 31, 2012	One Year	Since Inception*
Institutional Shares	10.71%	7.24%
Investor Shares	10.35%	6.60%
S&P 500 Index (since 09/23/10)	18.00%	14.63%

*Institutional Shares and Investor Shares commenced operations on September 23, 2010, and December 2, 2010, respectively.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 414-7884. As stated in the Fund's prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 2.54% and 3.21%, respectively. However, the Fund's adviser has agreed to contractually reduce a portion of its fees and to reimburse expenses such that total operating expenses do not exceed 0.99% and 1.24% for Institutional Shares and Investor Shares, respectively through at least January 1, 2014, per Board approval (prospectus to be updated early 2013). During the period, certain fees were waived and/or expenses reimbursed, otherwise returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF INVESTMENTS AUGUST 31, 2012

Shares	Security Description	Value

Common Stock - 45.9%
Communications - 1.6%
28,600	Vodafone Group PLC, ADR (a)(b)	$827,112

Consumer Discretionary - 1.3%
12,000	The Home Depot, Inc. (a)(b)	681,000

Consumer Staples - 7.5%
32,800	Archer-Daniels-Midland Co. (a)(b)	877,400
7,700	Diageo PLC, ADR (a)(b)	840,994
9,200	PepsiCo, Inc. (a)(b)	666,356
8,900	Philip Morris International, Inc. (a)(b)	794,770
21,000	Walgreen Co. (a)(b)	750,960
		3,930,480
Energy - 7.1%
7,200	Chevron Corp. (a)(b)	807,552
12,500	ConocoPhillips (a)(b)	709,875
8,500	Exxon Mobil Corp. (a)(b)	742,050
10,205	Kinder Morgan Management, LLC (b)(c)	756,395
10,100	Royal Dutch Shell PLC, ADR (a)(b)	706,697
		3,722,569
Financials - 7.7%
11,000	ACE, Ltd. (a)(b)	811,030
22,900	JPMorgan Chase & Co. (a)(b)	850,506
12,500	T. Rowe Price Group, Inc. (a)(b)	768,000
11,200	The Chubb Corp. (a)(b)	827,568
23,640	Wells Fargo & Co. (a)(b)	804,469
		4,061,573
Health Care - 6.2%
12,500	Abbott Laboratories (a)(b)	819,250
17,400	GlaxoSmithKline PLC, ADR (a)(b)	791,526
12,100	Johnson & Johnson (a)(b)	815,903
20,200	Medtronic, Inc. (a)(b)	821,332
		3,248,011

Industrials - 4.8%
39,900	General Electric Co. (a)(b)	826,329
14,700	Honeywell International, Inc. (a)(b)	859,215
11,400	The Boeing Co. (a)(b)	813,960
		2,499,504
Information Technology - 6.3%
31,500	Intel Corp. (a)(b)	782,145
4,000	International Business Machines Corp. (a)(b)	779,400
27,200	Microsoft Corp. (a)(b)	838,304
15,000	QUALCOMM, Inc. (a)(b)	921,900
		3,321,749
Materials - 3.4%
10,900	BHP Billiton, Ltd., ADR (a)(b)	717,220
21,000	Newmont Mining Corp. (a)(b)	1,064,280
		1,781,500
Total Common Stock (Cost $23,398,776)	24,073,498

Money Market Funds - 47.8%
25,066,890	Fidelity Institutional Cash Money Market Fund, 0.16% (d) (Cost $25,066,890)	25,066,890

Total Investments - 93.7% (Cost $48,465,666)*	$49,140,388
Total Written Options - (0.7)% (Premiums Received $(465,252))*	(368,233)
Other Assets & Liabilities, Net – 7.0%	3,649,382
Net Assets – 100.0%	$52,421,537

See Notes to Financial Statements.	4

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2012

Contracts	Security Description	Strike Price	Exp. Date	Value

Written Options - (0.7)%
Call Options Written - (0.4)%
(39)	Abbott Laboratories	$67.50	09/12	$(546)
(39)	Abbott Laboratories	65.00	09/12	(4,485)
(30)	Abbott Laboratories	67.50	10/12	(1,350)
(70)	ACE, Ltd.	75.00	09/12	(3,850)
(8)	ACE, Ltd.	72.50	09/12	(1,880)
(79)	Archer-Daniels-Midland Co.	29.00	09/12	(356)
(41)	Archer-Daniels-Midland Co.	27.00	09/12	(1,722)
(51)	Archer-Daniels-Midland Co.	28.00	10/12	(2,142)
(11)	BHP Billiton, Ltd., ADR	72.50	09/12	(88)
(17)	BHP Billiton, Ltd., ADR	70.00	09/12	(340)
(32)	BHP Billiton, Ltd., ADR	67.50	09/12	(1,760)
(14)	BHP Billiton, Ltd., ADR	75.00	10/12	(161)
(14)	BHP Billiton, Ltd., ADR	72.50	10/12	(392)
(10)	BHP Billiton, Ltd., ADR	70.00	10/12	(690)
(64)	Chevron Corp.	115.00	09/12	(4,672)
(7)	Chevron Corp.	115.00	10/12	(1,246)
(59)	ConocoPhillips	57.50	09/12	(3,540)
(20)	ConocoPhillips	60.00	10/12	(600)
(27)	Diageo PLC, ADR	110.00	09/12	(1,620)
(42)	Diageo PLC, ADR	105.00	09/12	(17,640)
(50)	Exxon Mobil Corp.	90.00	09/12	(1,650)
(23)	Exxon Mobil Corp.	87.50	09/12	(3,036)
(40)	General Electric Co.	22.00	09/12	(120)
(230)	General Electric Co.	21.00	09/12	(4,830)
(77)	General Electric Co.	22.00	10/12	(924)
(107)	GlaxoSmithKline PLC, ADR	48.00	09/12	(107)
(29)	GlaxoSmithKline PLC, ADR	47.00	09/12	(290)
(10)	GlaxoSmithKline PLC, ADR	46.00	09/12	(370)
(25)	GlaxoSmithKline PLC, ADR	48.00	10/12	(375)
(50)	Honeywell International, Inc.	60.00	09/12	(2,050)
(15)	Honeywell International, Inc.	57.50	09/12	(2,625)
(41)	Honeywell International, Inc.	62.50	10/12	(2,132)
(191)	Intel Corp.	27.00	09/12	(764)
(92)	Intel Corp.	28.00	10/12	(828)
(12)	International Business Machines Corp.	205.00	09/12	(252)
(20)	International Business Machines Corp.	200.00	09/12	(1,960)
(8)	International Business Machines Corp.	210.00	10/12	(560)
(17)	Johnson & Johnson	70.00	09/12	(136)
(17)	Johnson & Johnson	70.00	10/12	(442)
(44)	Johnson & Johnson	67.50	10/12	(5,192)
(19)	JPMorgan Chase & Co.	40.00	09/12	(190)
(69)	JPMorgan Chase & Co.	39.00	09/12	(1,656)
(82)	JPMorgan Chase & Co.	38.00	09/12	(4,346)
(16)	JPMorgan Chase & Co.	41.00	10/12	(336)
(25)	JPMorgan Chase & Co	40.00	10/12	(925)
(75)	Medtronic, Inc.	42.00	09/12	(1,875)
(105)	Medtronic, Inc.	40.00	09/12	(11,970)
(20)	Medtronic, Inc.	44.00	10/12	(280)
(15)	Microsoft Corp.	33.00	09/12	(60)
(15)	Microsoft Corp.	32.00	09/12	(195)
(99)	Microsoft Corp.	31.00	09/12	(4,653)
(25)	Microsoft Corp.	33.00	10/12	(575)
(46)	Microsoft Corp.	32.00	10/12	(2,208)
(65)	Newmont Mining Corp.	50.00	09/12	(9,815)
(51)	Newmont Mining Corp.	49.00	09/12	(10,353)
(25)	Newmont Mining Corp.	52.50	10/12	(2,900)
(53)	Newmont Mining Corp.	50.00	10/12	(11,925)
(40)	PepsiCo, Inc.	72.50	09/12	(2,280)
(31)	PepsiCo, Inc.	75.00	10/12	(1,178)
(60)	Philip Morris International, Inc.	92.50	09/12	(3,000)
(24)	Philip Morris International, Inc.	95.00	10/12	(960)
(46)	QUALCOMM, Inc.	65.00	09/12	(552)
(67)	QUALCOMM, Inc.	62.50	09/12	(4,489)
(18)	QUALCOMM, Inc.	67.50	10/12	(342)
(93)	Royal Dutch Shell PLC, ADR	70.00	09/12	(10,230)
(19)	T. Rowe Price Group, Inc.	65.00	09/12	(285)
(53)	T. Rowe Price Group, Inc.	65.00	10/12	(3,180)
(28)	The Boeing Co.	77.50	09/12	(168)
(35)	The Boeing Co.	75.00	09/12	(700)
(25)	The Boeing Co.	77.50	10/12	(600)
(31)	The Chubb Corp.	75.00	09/12	(930)
(10)	The Chubb Corp.	70.00	09/12	(4,050)
(45)	The Chubb Corp.	75.00	10/12	(4,635)
(35)	The Home Depot, Inc.	57.50	09/12	(1,995)
(47)	The Home Depot, Inc.	57.50	10/12	(5,405)
(22)	The Home Depot, Inc.	55.00	10/12	(5,786)
(120)	Vodafone Group PLC, ADR	30.00	09/12	(1,800)

See Notes to Financial Statements.	5

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2012

Contracts	Security Description	Strike Price	Exp. Date	Value

(68)	Vodafone Group PLC, ADR	$29.00	09/12	$(2,720)
(8)	Vodafone Group PLC, ADR	30.00	10/12	(240)
(113)	Walgreen Co.	36.00	09/12	(5,198)
(20)	Walgreen Co.	39.00	10/12	(420)
(41)	Walgreen Co.	38.00	10/12	(1,640)
(68)	Wells Fargo & Co.	36.00	09/12	(476)
(78)	Wells Fargo & Co.	35.00	09/12	(1,716)
(20)	Wells Fargo & Co.	37.00	10/12	(340)
(20)	Wells Fargo & Co.	36.00	10/12	(720)
Total Call Options Written (Premiums Received $(259,115))	(208,020)
Put Options Written - (0.3)%
(44)	Abbott Laboratories	65.00	09/12	(2,508)
(18)	Abbott Laboratories	62.50	09/12	(180)
(18)	Abbott Laboratories	60.00	09/12	(72)
(20)	Abbott Laboratories	62.50	10/12	(1,140)
(16)	ACE, Ltd.	70.00	09/12	(400)
(19)	ACE, Ltd.	62.50	09/12	(19)
(19)	ACE, Ltd.	60.00	09/12	(19)
(38)	Archer-Daniels-Midland Co.	28.00	09/12	(5,016)
(36)	Archer-Daniels-Midland Co.	25.00	09/12	(360)
(15)	Archer-Daniels-Midland Co.	24.00	09/12	(90)
(60)	Archer-Daniels-Midland Co.	23.00	09/12	(240)
(51)	Archer-Daniels-Midland Co.	24.00	10/12	(918)
(10)	BHP Billiton, Ltd., ADR	67.50	09/12	(3,500)
(20)	BHP Billiton, Ltd., ADR	65.00	09/12	(3,700)
(35)	BHP Billiton, Ltd., ADR	62.50	09/12	(3,325)
(16)	BHP Billiton, Ltd., ADR	60.00	09/12	(768)
(16)	BHP Billiton, Ltd., ADR	55.00	09/12	(208)
(14)	BHP Billiton, Ltd., ADR	60.00	10/12	(1,778)
(14)	Chevron Corp.	110.00	09/12	(1,540)
(17)	Chevron Corp.	100.00	09/12	(221)
(19)	Chevron Corp.	97.50	09/12	(171)
(14)	Chevron Corp.	105.00	10/12	(1,442)
(21)	ConocoPhillips	57.50	09/12	(2,814)
(62)	ConocoPhillips	55.00	09/12	(2,418)
(21)	ConocoPhillips	50.00	09/12	(105)
(20)	ConocoPhillips	52.50	10/12	(900)
(43)	Diageo PLC, ADR	105.00	09/12	(3,440)
(14)	Diageo PLC, ADR	100.00	09/12	(245)
(14)	Diageo PLC, ADR	95.00	10/12	(490)
(14)	Exxon Mobil Corp.	87.50	09/12	(1,876)
(14)	Exxon Mobil Corp.	85.00	09/12	(784)
(14)	Exxon Mobil Corp.	80.00	09/12	(168)
(19)	Exxon Mobil Corp.	77.50	09/12	(152)
(14)	Exxon Mobil Corp.	82.50	10/12	(980)
(132)	General Electric Co.	20.00	09/12	(2,376)
(30)	General Electric Co.	19.00	09/12	(150)
(79)	General Electric Co.	18.00	09/12	(197)
(101)	General Electric Co.	19.00	10/12	(2,121)
(20)	GlaxoSmithKline PLC, ADR	46.00	09/12	(1,900)
(41)	GlaxoSmithKline PLC, ADR	45.00	09/12	(1,845)
(36)	GlaxoSmithKline PLC, ADR	42.00	09/12	(36)
(25)	GlaxoSmithKline PLC, ADR	44.00	10/12	(1,400)
(21)	Honeywell International, Inc.	57.50	09/12	(1,680)
(16)	Honeywell International, Inc.	55.00	09/12	(464)
(33)	Honeywell International, Inc.	52.50	09/12	(462)
(19)	Honeywell International, Inc.	50.00	09/12	(171)
(25)	Honeywell International, Inc.	52.50	10/12	(1,375)
(40)	Intel Corp.	26.00	09/12	(4,960)
(52)	Intel Corp.	25.00	09/12	(3,172)
(89)	Intel Corp.	23.00	09/12	(801)
(93)	Intel Corp.	24.00	10/12	(5,394)
(10)	International Business Machines Corp.	195.00	09/12	(2,660)
(10)	International Business Machines Corp.	175.00	09/12	(120)
(17)	International Business Machines Corp.	185.00	10/12	(3,655)
(29)	Johnson & Johnson	67.50	09/12	(2,262)
(16)	Johnson & Johnson	65.00	09/12	(192)
(41)	Johnson & Johnson	65.00	10/12	(1,517)
(16)	JPMorgan Chase & Co.	36.00	09/12	(720)
(29)	JPMorgan Chase & Co.	35.00	09/12	(783)
(41)	JPMorgan Chase & Co.	34.00	09/12	(738)
(51)	JPMorgan Chase & Co.	30.00	09/12	(153)
(30)	JPMorgan Chase & Co.	29.00	09/12	(45)
(41)	JPMorgan Chase & Co.	32.00	10/12	(1,189)
(21)	JPMorgan Chase & Co.	31.00	10/12	(399)
(20)	Kinder Morgan Management, LLC	75.00	09/12	(5,050)
(35)	Medtronic, Inc.	40.00	09/12	(1,645)
(20)	Medtronic, Inc.	39.00	09/12	(460)
(44)	Medtronic, Inc.	38.00	09/12	(528)
(59)	Medtronic, Inc.	35.00	09/12	(295)
(33)	Medtronic, Inc.	37.00	10/12	(924)

See Notes to Financial Statements.	6

DIVIDEND PLUS+ INCOME FUND SCHEDULE OF CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2012

Contracts	Security Description	Strike Price	Exp. Date	Value

(41)	Microsoft Corp.	$30.00	09/12	$(902)
(21)	Microsoft Corp.	29.00	09/12	(210)
(15)	Microsoft Corp.	28.00	09/12	(75)
(77)	Microsoft Corp.	27.00	09/12	(231)
(19)	Microsoft Corp.	26.00	09/12	(38)
(20)	Microsoft Corp.	29.00	10/12	(740)
(62)	Microsoft Corp.	28.00	10/12	(1,364)
(16)	Newmont Mining Corp.	45.00	09/12	(256)
(21)	Newmont Mining Corp.	44.00	09/12	(252)
(23)	Newmont Mining Corp.	42.00	09/12	(161)
(17)	Newmont Mining Corp.	40.00	09/12	(77)
(20)	Newmont Mining Corp.	39.00	09/12	(80)
(30)	Newmont Mining Corp.	38.00	09/12	(105)
(19)	Newmont Mining Corp.	37.00	09/12	(48)
(30)	Newmont Mining Corp.	43.00	10/12	(870)
(37)	PepsiCo, Inc.	72.50	09/12	(4,292)
(19)	PepsiCo, Inc.	67.50	09/12	(152)
(16)	PepsiCo, Inc.	70.00	10/12	(1,296)
(30)	Philip Morris International, Inc.	92.50	09/12	(9,000)
(29)	Philip Morris International, Inc.	82.50	09/12	(406)
(20)	Philip Morris International, Inc.	87.50	10/12	(3,900)
(34)	QUALCOMM, Inc.	62.50	09/12	(6,188)
(41)	QUALCOMM, Inc.	60.00	09/12	(2,911)
(30)	QUALCOMM, Inc.	50.00	09/12	(120)
(20)	QUALCOMM, Inc.	57.50	10/12	(1,580)
(36)	Royal Dutch Shell PLC, ADR	70.00	09/12	(3,240)
(20)	Royal Dutch Shell PLC, ADR	67.50	09/12	(840)
(14)	Royal Dutch Shell PLC, ADR	62.50	09/12	(70)
(14)	Royal Dutch Shell PLC, ADR	60.00	09/12	(14)
(20)	T. Rowe Price Group, Inc.	60.00	09/12	(1,750)
(24)	T. Rowe Price Group, Inc.	55.00	09/12	(420)
(41)	T. Rowe Price Group, Inc.	55.00	10/12	(2,562)
(47)	The Boeing Co.	70.00	09/12	(3,807)
(16)	The Boeing Co.	65.00	09/12	(192)
(25)	The Boeing Co.	67.50	10/12	(2,400)
(32)	The Chubb Corp.	70.00	09/12	(592)
(33)	The Chubb Corp.	65.00	09/12	(330)
(14)	The Chubb Corp.	70.00	10/12	(1,134)
(14)	The Chubb Corp.	65.00	10/12	(406)
(30)	The Home Depot, Inc.	55.00	09/12	(1,170)
(29)	The Home Depot, Inc.	50.00	09/12	(203)
(19)	The Home Depot, Inc.	45.00	09/12	(38)
(20)	The Home Depot, Inc.	52.50	10/12	(880)
(60)	Vodafone Group PLC, ADR	29.00	09/12	(3,000)
(20)	Vodafone Group PLC, ADR	28.00	09/12	(300)
(29)	Vodafone Group PLC, ADR	26.00	09/12	(29)
(30)	Vodafone Group PLC, ADR	28.00	10/12	(1,200)
(20)	Walgreen Co.	35.00	09/12	(540)
(24)	Walgreen Co.	34.00	09/12	(264)
(19)	Walgreen Co.	33.00	09/12	(133)
(19)	Walgreen Co.	32.00	09/12	(38)
(32)	Walgreen Co.	30.00	09/12	(64)
(25)	Walgreen Co.	34.00	10/12	(1,375)
(25)	Walgreen Co.	33.00	10/12	(900)
(41)	Wells Fargo & Co.	33.00	09/12	(984)
(40)	Wells Fargo & Co.	32.00	09/12	(480)
(51)	Wells Fargo & Co.	30.00	09/12	(204)
(40)	Wells Fargo & Co.	31.00	10/12	(1,280)
(14)	Wells Fargo & Co.	30.00	10/12	(294)
Total Put Options Written (Premiums Received $(206,137))	(160,213)
Total Written Options - (0.7)% (Premiums Received $(465,252))	$(368,233)

See Notes to Financial Statements.	7

DIVIDEND PLUS+ INCOME FUND NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN AUGUST 31, 2012

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
(a)	Subject to call option written by the Fund.
(b)	Subject to put option written by the Fund.
(c)	Non-income producing security.
(d)	Variable rate security. Rate presented is as of August 31, 2012.

*	Cost for federal income tax purposes is $48,519,266 and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$942,725
Gross Unrealized Depreciation	(689,836)
Net Unrealized Appreciation	$252,889

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments and liabilities as of August 31, 2012.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total
Assets
Investments At Value
Common Stock
Communications	$827,112	$-	$-	$827,112
Consumer Discretionary	681,000	-	-	681,000
Consumer Staples	3,930,480	-	-	3,930,480
Energy	3,722,569	-	-	3,722,569
Financials	4,061,573	-	-	4,061,573
Health Care	3,248,011	-	-	3,248,011
Industrials	2,499,504	-	-	2,499,504
Information Technology	3,321,749	-	-	3,321,749
Materials	1,781,500	-	-	1,781,500
Money Market Funds	-	25,066,890	-	25,066,890
Total Investments At Value	24,073,498	25,066,890	-	49,140,388
Total Assets	$24,073,498	$25,066,890	$-	$49,140,388
Liabilities
Other Financial Instruments**
Written Options	(368,233)	-	-	(368,233)
Total Liabilities	$(368,233)	$-	$-	$(368,233)

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options which are reported at their market value at period end.

There were no transfers between Level 1 and Level 2 for the year ended August 31, 2012.

PORTFOLIO HOLDINGS
% of Net Assets

Common Stock	45.9%
Money Market Fund***	47.8%
Written Options	(0.7)%
Other Assets and Liabilities, Net	7.0%
100.0%
***	Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund.

SECTOR BREAKDOWN
% of Common Stock

Communications	3.4%
Consumer Discretionary	2.8%
Consumer Staples	16.3%
Energy	15.5%
Financials	16.9%
Health Care	13.5%
Industrials	10.4%
Information Technology	13.8%
Materials	7.4%
100.0%

See Notes to Financial Statements.	8

DIVIDEND PLUS+ INCOME FUND STATEMENT OF ASSETS AND LIABILITIES AUGUST 31, 2012

ASSETS
Total investments, at value (Cost $48,465,666)	$49,140,388
Deposits with brokers	3,304,669
Receivables:
Fund shares sold	440,074
Investment securities sold	6,244
Dividends	88,012
Prepaid expenses	19,152
Total Assets	52,998,539

LIABILITIES
Payables:
Call options written, at value (Premiums received $259,115)	208,020
Put options written, at value (Premiums received $206,137)	160,213
Investment securities purchased	141,960
Accrued Liabilities:
Investment adviser fees	24,563
Trustees’ fees and expenses	20
Fund services fees	8,862
Other expenses	33,364
Total Liabilities	577,002

NET ASSETS	$52,421,537

COMPONENTS OF NET ASSETS
Paid-in capital	$50,102,699
Undistributed net investment income	27,665
Accumulated net realized gain	1,519,432
Net unrealized appreciation	771,741
NET ASSETS	$52,421,537

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Class	4,269,346
Investor Class	556,850

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Class (based on net assets of $46,351,787)	$10.86
Investor Class (based on net assets of $6,069,750)	$10.90

See Notes to Financial Statements.	9

DIVIDEND PLUS+ INCOME FUND STATEMENT OF OPERATIONS YEAR ENDED AUGUST 31, 2012

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $5,059)	$641,473
Total Investment Income	641,473

EXPENSES
Investment adviser fees	290,741
Fund services fees	184,466
Transfer agent fees:
Institutional Class	2,700
Investor Class	2,240
Distribution fees:
Investor Class	14,197
Custodian fees	10,000
Registration fees:
Institutional Class	17,932
Investor Class	13,495
Professional fees	40,173
Trustees' fees and expenses	1,349
Miscellaneous expenses	49,541
Total Expenses	626,834
Fees waived and expenses reimbursed	(228,849)
Net Expenses	397,985

NET INVESTMENT INCOME	243,488

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments	365,733
Written options	1,667,150
Net realized gain	2,032,883
Net change in unrealized appreciation (depreciation) on:
Investments	1,324,824
Written options	69,453
Net change in unrealized appreciation (depreciation)	1,394,277
NET REALIZED AND UNREALIZED GAIN	3,427,160
INCREASE IN NET ASSETS FROM OPERATIONS	$3,670,648

See Notes to Financial Statements.	10

DIVIDEND PLUS+ INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended August 31, 2012	September 23, 2010* through August 31, 2011
OPERATIONS
Net investment income	$243,488	$114,044
Net realized gain	2,032,883	684,674
Net change in unrealized appreciation (depreciation)	1,394,277	(622,536)
Increase in Net Assets Resulting from Operations	3,670,648	176,182

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Class	(223,976)	(161,899)
Investor Class	(8,143)	(22,707)
Net realized gain:
Institutional Class	(998,570)	(1,087)
Investor Class	(201,384)	(2)
Total Distributions to Shareholders	(1,432,073)	(185,695)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Class	24,154,071	27,896,886
Investor Class	1,353,287	5,840,526
Reinvestment of distributions:
Institutional Class	1,222,249	161,087
Investor Class	207,167	22,577
Redemption of shares:
Institutional Class	(6,856,193)	(2,133,716)
Investor Class	(961,286)	(714,180)
Increase in Net Assets from Capital Share Transactions	19,119,295	31,073,180
Increase in Net Assets	21,357,870	31,063,667

NET ASSETS
Beginning of Period	31,063,667	-
End of Period (Including line (a))	$52,421,537	$31,063,667

SHARE TRANSACTIONS
Sale of shares:
Institutional Class	2,276,207	2,717,970
Investor Class	128,308	566,454
Reinvestment of distributions:
Institutional Class	119,339	15,316
Investor Class	20,252	2,163
Redemption of shares:
Institutional Class	(653,521)	(205,965)
Investor Class	(91,721)	(68,606)
Increase in Shares	1,798,864	3,027,332

(a) Undistributed net investment income.	$27,665	$19,214
* Commencement of operations.

See Notes to Financial Statements.	11

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended August 31, 2012	September 23, 2010 (a) through August 31, 2011
INSTITUTIONAL CLASS
NET ASSET VALUE, Beginning of Period	$10.26	$10.00
INVESTMENT OPERATIONS
Net investment income (b)	0.07	0.06
Net realized and unrealized gain	1.00	0.28
Total from Investment Operations	1.07	0.34

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.08)	(0.08)
Net realized gain	(0.39)	—	(c)
Total Distributions to Shareholders	(0.47)	(0.08)
NET ASSET VALUE, End of Period	$10.86	$10.26
TOTAL RETURN	10.71%	3.42	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$46,352	$25,929
Ratios to Average Net Assets:
Net investment income	0.66%	0.61	%(e)
Net expense	0.99%	0.99	%(e)
Gross expense (f)	1.53%	2.45	%(e)
PORTFOLIO TURNOVER RATE	102%	105	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	12

DIVIDEND PLUS+ INCOME FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended August 31, 2012	December 2, 2010 (a) through August 31, 2011
INVESTOR CLASS
NET ASSET VALUE, Beginning of Period	$10.27	$10.19
INVESTMENT OPERATIONS
Net investment income (b)	0.04	0.03
Net realized and unrealized gain	1.00	0.10
Total from Investment Operations	1.04	0.13

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(0.02)	(0.05)
Net realized gain	(0.39)	—	(c)
Total Distributions to Shareholders	(0.41)	(0.05)
NET ASSET VALUE, End of Period	$10.90	$10.27
TOTAL RETURN	10.35%	1.31	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$6,070	$5,135
Ratios to Average Net Assets:
Net investment income	0.43%	0.38	%(e)
Net expense	1.24%	1.24	%(e)
Gross expense (f)	2.12%	3.12	%(e)
PORTFOLIO TURNOVER RATE	102%	105	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	13

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2012

Note 1. Organization

The Dividend Plus+ Income Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange-traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and ask price provided by independent pricing services. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and ask prices provided by independent pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost. Exchange-traded options for which there were no sales reported that day are generally valued at the mean of the last bid and ask prices. Options not traded on an exchange are generally valued at broker-dealer bid quotations.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of August 31, 2012, for the Fund’s investments is included in the Notes to Schedules of Investments and Call and Put Options Written.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in

14

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2012

determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.

The values of each individual written option outstanding as of August 31, 2012, are disclosed in the Fund’s Schedule of Call and Put Options Written. The volume of open positions may vary on a daily basis as the Fund transacts written options in order to achieve the exposure desired by the adviser. The Fund entered into written options with a total value of $(3,622,805) during the year ended August 31, 2012.

Transactions in written options during the year ended August 31, 2012, were as follows:

	Calls		Puts
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Options Outstanding, August 31, 2011	(2,783)	$(166,740)	(2,714)	$(192,996)
Options written	(26,774)	(1,826,334)	(29,993)	(1,796,471)
Options terminated in closing transactions	8,860	696,469	3,764	312,706
Options exercised	2,920	264,646	1,435	116,661
Options expired	13,915	772,844	23,650	1,353,963
Options Outstanding, August 31, 2012	(3,862)	$(259,115)	(3,858)	$(206,137)

Derivatives Transactions - The Fund’s use of derivatives during the year ended August 31, 2012, was limited to written options. The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. Following is a summary of how the derivatives are treated in the financial statements and their impact on the Fund.

The location on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments, is as follows:

Contract Type/ Primary Risk Exposure	Location on Statement of Assets and Liabilities	Liability Derivatives
Equity Contracts
	Call options written, at value	$(208,020)
	Put options written, at value	(160,213)

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended August 31, 2012, by the Fund are recorded in the following locations on the Statement of Operations:

Contract Type/Primary Risk Exposure	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Contracts
	Realized gain (loss) – Written options and Change in unrealized appreciation (depreciation) – Written options	$1,667,150	$69,453

Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of August 31, 2012, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

15

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2012

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner. The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, the risk of loss from such claims is considered remote.

Note 3. Fees and Expenses

Investment Adviser – MAI Wealth Advisors, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for Investor Class shares in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the average daily net assets of Investor Class.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each independent Trustee an annual retainer fee of $45,000 for service to the Trust ($66,000 for the Chairman). In addition, for the period ended March 31, 2012, the Chairman received a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust. The stipend was discontinued April 1, 2012. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive its fees and/or reimburse expenses through January 1, 2014, per Board approval (prospectus to be updated early 2013), to the extent necessary to maintain the total operating expenses (excluding other expenses, taxes, leverage interest, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses such as litigation) at 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. Other fund service providers have voluntarily agreed to waive a portion of their fees. The contractual waivers may be changed or eliminated at any time with consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. During the year ended August 31, 2012, fees waived and reimbursed were as follows:

Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
$126,656	$18,193	$84,000	$228,849

The Fund may pay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if (1) such payment is made within three years of the fees waived or expense reimbursement, (2) such payment is approved by the Board and (3) the resulting expenses do not exceed 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively. As of August 31, 2012, the amount of waived fees and reimbursed expenses subject to recapture by the Adviser are as follows:

16

DIVIDEND PLUS+ INCOME FUND NOTES TO FINANCIAL STATEMENTS AUGUST 31, 2012

	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
August 31, 2011	$231,343	August 31, 2014	$-
August 31, 2012	144,849	August 31, 2015	-

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended August 31, 2012, were $24,371,667 and $19,093,357, respectively.

Note 6. Federal Income Tax and Investment Transactions

Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows:

2012	2011
Ordinary Income	$1,432,073	$185,695

As of August 31, 2012, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$1,926,269
Undistributed Long-Term Gain	139,680
Unrealized Appreciation	252,889
Total	$2,318,838

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and straddles.

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended August 31, 2012. The following reclassification was the result of real estate investment trusts and has no impact on the net assets of the Fund.

Accumulated Net Investment Income (Loss)	$(2,918)
Undistributed Net Realized Gain (Loss)	2,918

Note 7. Recent Accounting Pronouncements

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and has determined that it did not have a significant impact on the reporting of the financial statement disclosures.

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Fund’s financial statements.

Note 8. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Fund has had no such events.

17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds and the Shareholders of Dividend Plus+ Income Fund

We have audited the accompanying statement of assets and liabilities of the Dividend Plus+ Income Fund, a series of shares of beneficial interest in the Forum Funds, including the schedule of investments, as of August 31, 2012, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and for the period September 23, 2010 (commencement of operations) through August 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2012 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dividend Plus+ Income Fund as of August 31, 2012, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period September 23, 2010 through August 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
October 19, 2012

18

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2012

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012, through August 31, 2012.

Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	March 1, 2012	August 31, 2012	Period*	Ratio*
Institutional Class
Actual	$1,000.00	$1,024.78	$5.04	0.99%
Hypothetical (5% return before taxes)	$1,000.00	$1,020.16	$5.03	0.99%
Investor Class
Actual	$1,000.00	$1,022.97	$6.31	1.24%
Hypothetical (5% return before taxes)	$1,000.00	$1,018.90	$6.29	1.24%

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 to reflect the half-year period.

19

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2012

Federal Tax Status of Dividends Declared during the Tax Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 18.65% of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 22.53% for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code. The Fund also designates 83.79% as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer is considered an Interested Trustee due to his affiliation with Atlantic. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (877) 414-7884.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.	21	0
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006.	21	0
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.	21	0
David Tucker Born: 1958	Trustee	Since 2011	Director, Blue Sky Experience since 2008; Senior Vice President & General Counsel, American Century Companies 1998-2008.	21	0
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989	Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	21	Director, Wintergreen Fund, Inc.; Director, Forum ETF Trust
1Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

20

DIVIDEND PLUS+ INCOME FUND ADDITIONAL INFORMATION (Unaudited) AUGUST 31, 2012

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Trust Overseen by Trustee	Other Directorships Held by Trustee
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services 2007.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Vice President, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc. 2007-2009; Associate Counsel, Investors Bank & Trust Co. 2006-2007.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Vice President, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2003-2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup 2005-2008.	N/A	N/A
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup 2006-2008.	N/A	N/A

21

Dividend Plus+ Income Fund

INVESTMENT ADVISER

MAI Wealth Advisors, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

244-ANR-0812

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)	There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)	Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that no member of the Audit Committee is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,000 in 2011 and $14,000 in 2012.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2011 and $0 in 2012.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2011 and $3,000 in 2012. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2011 and $0 in 2012.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2011 and $0 in 2012. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      Forum Funds

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	October 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date	October 19, 2012

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	October 19, 2012